Organization and principal activities (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Interest income on loans	¥ 141,857	¥ 119,639	¥ 104,896
Net profit	8,155	28,826	41,948
VIEs [Member]
Disclosure of detailed information about business combination [line items]
Interest income on loans	141,857	119,639	104,896
Net profit	¥ 15,794	¥ 30,676	¥ 41,948